SEGMENTED INFORMATION (Details) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 1,533,893	$ 5,365	$ 3,769,052	$ 15,620
Cost of sales	1,020,984	$ 51,927	2,720,249	320,469
Segment profit (loss)			(3,320,890)	$ (4,108,710)
Operating segments [member]
IfrsStatementLineItems [Line Items]
Revenue			15,620
Cost of sales			(320,469)
Operating expenses			(321,981)
Segment profit (loss)			(626,830)
Corporate expenses:
Operating expenses			(3,937,867)
Other income (expenses)			455,987
Comprehensive loss for the period			(4,108,710)
Capital expenditures
Operating segments [member] | Film [Member]
IfrsStatementLineItems [Line Items]
Revenue			9,910
Cost of sales			(89,409)
Operating expenses			(195,017)
Segment profit (loss)			(274,516)
Corporate expenses:
Capital expenditures
Operating segments [member] | Video Games [Member]
IfrsStatementLineItems [Line Items]
Revenue			5,710
Cost of sales			(231,060)
Operating expenses			(126,964)
Segment profit (loss)			(352,314)
Corporate expenses:
Capital expenditures